TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Tables)	12 Months Ended
Dec. 31, 2015
TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN [Abstract]
Schedule of Maturity of Debt Obligations
2016	$521
2017	554
2018	588
2019	624
2020	663
2021 and thereafter	6,697
$9,647

Schedule of Transactions and Balances with Related Party and Other Loan
	Year ended December 31,
	2015	2014	2013

Cost of revenues	$7,638	$9,073	$8,792
Research and development	$180	$123	$211
Selling and marketing	$691	$373	$632
General and administrative	$1,828	$2,538	$1,649
Finance expenses, net	$597	$685	$671

	December 31,
	2015	2014

Related party and other loan (1,2)	$3,251	$3,975
Long-term loan and financing leaseback from a related party (2)	$8,472	$8,993

(1)
On January 17, 2011 a loan of 4 million Canadian dollars was made to Caesarstone Canada Inc. by its shareholders, CIOT and the Company, on a pro rata basis. The loan bears interest until repayment at a per annum rate equal to Bank of Canada's prime business rate plus 0.25%. The interest accrued on the loan is payable on a quarterly basis. As of December 31, 2015 the loan was classified to short term related party and other loan balance.

(2)
In September, 2012, a financing leaseback of $10.9 million related to Bar-Lev transaction was granted to the Company by Kibbutz Sdot-Yam. The financing leaseback bears interest until repayment at a per annum rate equal to 6.19% and is subject to adjustment for increases in the Israeli consumer price index.